Schedule of Transactions Between Related Parties (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other receivables (Note 12B)	₪ 134,660	₪ 141,116
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Other receivables (Note 12B)	₪ 614	₪ 3,429